Related Party Balances and Transactions - Schedule of Amounts Due to Related Parties (Details - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Due to related parties
Amount due to a related party	[1]		$ 1,975,617
Mr. Tse Shing Fung [Member]
Due to related parties
Amount due to a related party	[2]	0	987,809
Mr. Tse Tsz Tun [Member]
Due to related parties
Amount due to a related party	[3]	0	987,808
Mr. Tsoi Chi Hei [Member]
Other payable
Amount due to a related party	[3]	153,846
Related Party [Member]
Other payable
Amount due to a related party	[1]	$ 153,846

[1]	The balances represented advances from the directors and chief financial officer. The amount was unsecured, interest-free and repayable on demand.
[2]	Mr. Tse Shing Fung, a director of the Company.
[3]	Mr. Tse Tsz Tun, a director of the Company.